Subsequent Events (Details Narrative) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Security deposit forfeiture amount	$ 27,260
Impairment loss of leasehold improvements and equipment	55,919	$ 55,919
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Security deposit forfeiture amount	27,260
Impairment loss of leasehold improvements and equipment	$ 55,919	$ 55,919